Summary of Significant Accounting Policies - Additional Information (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 27, 2020 USD ($)	Dec. 29, 2018 USD ($)	Oct. 03, 2020 USD ($)	Sep. 28, 2019 USD ($) derivatives	Sep. 29, 2018 USD ($)	May 13, 2019 USD ($)	Apr. 15, 2019 USD ($)	Mar. 20, 2019	Sep. 25, 2017 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Advertising expense			$ 4,700	$ 4,300	$ 2,800
Internal-Use software costs capitalized, net of accumulated depreciation			778	927
Impairment of Intangible Assets (Excluding Goodwill)			5,200	$ 600	$ 200
Goodwill, Impairment Loss			3,074
Number of Types of Derivatives | derivatives				2
Measurement of tax benefit, minimum likelihood of largest amount being realized upon ultimate settlement				50.00%
Redeemable noncontrolling interest			9,249	$ 8,963
Direct-to-Consumer & International
Indefinite-lived Intangible Assets [Line Items]
Goodwill, Impairment Loss			3,074
International Channels
Indefinite-lived Intangible Assets [Line Items]
Goodwill, Impairment Loss	$ 3,100		3,100
Distribution Rights | International Channels
Indefinite-lived Intangible Assets [Line Items]
Impairment of Intangible Assets (Excluding Goodwill)	$ 1,900		$ 1,900
Accounting Standards Update 2014-09
Indefinite-lived Intangible Assets [Line Items]
Impact of New Accounting Pronouncement on Retained Earnings		$ 116
BAMTech, LLC
Indefinite-lived Intangible Assets [Line Items]
Equity Method Investment, Ownership Interest			75.00%
Hulu LLC
Indefinite-lived Intangible Assets [Line Items]
Equity Method Investment, Ownership Interest			67.00%	67.00%				60.00%
Hulu LLC | Hulu Redemption, NBC Universal Participates
Indefinite-lived Intangible Assets [Line Items]
Equity Method Investment, Ownership Interest			67.00%
Equity Interest Held by NBC Universal | Hulu LLC
Indefinite-lived Intangible Assets [Line Items]
Equity Method Investment, Ownership Interest			33.00%
MLB | BAMTech, LLC
Indefinite-lived Intangible Assets [Line Items]
Equity Method Investment, Ownership Interest			15.00%
Redeemable Noncontrolling Interest, Equity, Redemption Value			$ 710
NHL | BAMTech, LLC
Indefinite-lived Intangible Assets [Line Items]
Equity Method Investment, Ownership Interest			10.00%
Redeemable Noncontrolling Interest, Equity, Redemption Value									$ 500
Redeemable noncontrolling interest			$ 313
NHL | BAMTech, LLC | Expired Right
Indefinite-lived Intangible Assets [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value									300
Equity Interest Held by TFCF | Hulu LLC
Indefinite-lived Intangible Assets [Line Items]
Equity Method Investment, Ownership Interest								30.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage								30.00%
Equity Interest Held by Warner Media LLC | Hulu LLC
Indefinite-lived Intangible Assets [Line Items]
Equity Method Investment, Ownership Interest							10.00%
Redeemable Noncontrolling Interest, Equity, Redemption Value							$ 1,400
Minimum | Equity Interest Held by NBC Universal | Hulu LLC
Indefinite-lived Intangible Assets [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value						$ 27,500
Redeemable noncontrolling interest			$ 8,100
Minimum | MLB | BAMTech, LLC
Indefinite-lived Intangible Assets [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value									$ 563
Preferred Stock Return on NCI, Accretion Percentage									8.00%
Maximum
Indefinite-lived Intangible Assets [Line Items]
Amortizable intangible assets, maximum amortization period			40 years
Maximum | NHL | BAMTech, LLC
Indefinite-lived Intangible Assets [Line Items]
Redeemable Noncontrolling Interest, Equity, Redemption Value									$ 350
Attractions, Buildings and Improvements | Minimum
Indefinite-lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life			20 years
Attractions, Buildings and Improvements | Maximum
Indefinite-lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life			40 years
Software and Software Development Costs | Maximum
Indefinite-lived Intangible Assets [Line Items]
Property, Plant and Equipment, Useful Life			10 years